Note 5 - Employee Benefit Plan	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Pension and Other Postretirement Benefits Disclosure [Text Block]
5.
Employee Benefit Plan

Employee
401
(k) Plan

We have a plan known as the Intrusion Inc.
401
(k) Savings Plan (the “Plan”) to provide retirement and incidental benefits for our employees. The Plan covers substantially all employees who meet minimum age and service requirements. As allowed under Section
401
(k) of the Internal Revenue Code, the Plan provides tax deferred salary deductions for eligible employees.

Employees
may
contribute from
1%
to
25%
of their annual compensation to the Plan, limited to a maximum amount as set by the Internal Revenue Service. Participants who are over the age of
50
may
contribute an additional amount of their salary per year, as defined annually by the Internal Revenue Service. We match employee contributions at the rate of
$0.25
per each
$1.00
of contribution on the
first
4%
of compensation. Matching contributions to the Plan were approximately
$32,000
and
$30,000,
respectively, for the years ended
December
31,
2019
and
2018.